Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangibles assets and goodwill

18. Intangibles assets and goodwill

a)	Composition of intangible assets and goodwill

(i) Intangible assets

	2023			2022
	Cost	Accumulated amortization	Net value	Cost	Accumulated amortization	Net value
Intangibles related to acquisitions	107,181	(45,547)	61,634	107,179	(29,132)	78,047
Other Intangibles	279,051	(44,804)	234,247	123,282	(19,165)	104,117
Total	386,232	(90,351)	295,881	230,461	(48,297)	182,164

(ii) Goodwill

	2023	2022
	Goodwill

Easynvest's acquisition	381,266	381,125
Cognitect's acquisition	831	831
Spin Pay's acquisition	5,060	5,060
Olivia's acquisition	10,381	10,381
Total	397,538	397,397

b)	Changes on intangible assets and goodwill

	2023
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Other Intangibles	Total Intangibles
Balance at beginning of the year	397,397	78,047	104,117	182,164
Additions	-	-	165,160	165,160
Disposals	-	-	(24,832)	(24,832)
Amortization	-	(14,784)	(23,829)	(38,613)
Effect of changes in exchange rates (OCI)	141	(1,629)	13,631	12,002
Balance at end of the year	397,538	61,634	234,247	295,881

	2022
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Other Intangibles	Total Intangibles
Balance at beginning of the year	401,872	53,406	18,931	72,337
Additions	7,654	40,995	92,236	133,231
Disposals	-	-	(5,694)	(5,694)
Amortization	-	(15,919)	(9,211)	(25,130)
Others	(11,637)	-	-	-
Effect of changes in exchange rates (OCI)	(492)	(435)	7,855	7,420
Balance at end of the year	397,397	78,047	104,117	182,164

	2021
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Other Intangibles	Total Intangibles
Balance at beginning of the year	831	7,862	4,510	12,372
Additions	401,041	56,993	71,393	128,386
Disposals	-	-	(49,141)	(49,141)
Amortization	-	(12,541)	(8,493)	(21,034)
Effect of changes in exchange rates (OCI)	-	1,092	662	1,754
Balance at end of the year	401,872	53,406	18,931	72,337